Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Current	$2,657	$2,566	$2,612

Deferred	(51)	140	424
	$2,606	$2,706	$3,036

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2014	2013	2012
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(7.7)	(6.7)	(6.9)
Incentive stock options	0.4	0.4	0.3
Earnings and proceeds on life insurance	(1.5)	(3.7)	(1.2)
Other	0.2	0.2	0.3

	25.4%	24.2%	26.5%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2014	2013
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,997	$1,941
Deferred compensation	491	496
Purchase price adjustment	999	1,215
Other	201	303
Foreclosed real estate valuation allowance	280	54
Net unrealized loss on securities	-	1,337
Total Deferred Tax Assets	3,968	5,346

Deferred tax liabilities:
Premises and equipment	265	327
Deferred loan fees	170	200
Net unrealized gains on securities	248	-

Total Deferred Tax Liabilities	683	527

Net Deferred Tax Asset	$3,285	$4,819